LOANS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2022
LOANS RECEIVABLE, NET
Schedule of loans receivable, net

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Loans receivable	41,096,712	46,115,732
Allowance for uncollectible loans receivable	(41,096,712)	(46,115,732)
Loans receivable, net - current	—	—

Schedule of movement of allowance for uncollectible loans receivable

For the Six Months Ended
September 30, 2022
USD
Balance at beginning of the year	46,115,732
Provision for allowance of uncollectible loans receivable
Foreign currency translation adjustments	(5,019,020)
Balance at end of the year	41,096,712